Subsequent Events - Additional (Detail) $ in Thousands, € in Millions, $ in Millions, $ in Millions											12 Months Ended
	Apr. 09, 2018 USD ($)	Apr. 09, 2018 COP ($)	Mar. 29, 2018 USD ($)	Mar. 15, 2018 USD ($)	Feb. 14, 2018	Jan. 10, 2018 EUR (€)	Jan. 05, 2018 USD ($)	Jan. 05, 2018 MXN ($)	Apr. 11, 2011 USD ($)	Apr. 11, 2011 MXN ($)	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Increase in tax to be paid									$ 30,000	$ 593
Income tax penalty imposed									$ 48,000	$ 948
Lehigh White Cement Company [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest											24.50%
CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment of debt principal outstanding and accrued interest | €						€ 419
Debt principal amount outstanding | €						€ 400
Events after reporting period [member] | Convertible subordinated notes due 2018 [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment of debt principal outstanding and accrued interest				$ 372,000
Debt principal amount outstanding				365,000
Events after reporting period [member] | CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment of debt principal outstanding and accrued interest				357,000
Debt principal amount outstanding				$ 341,000
Events after reporting period [member] | Colombia [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in tax to be paid	$ 42,000	$ 124,790
Income tax penalty imposed	$ 42,000	$ 124,790
Events after reporting period [member] | Lehigh White Cement Company [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest					36.75%
Payment for ownership interest			$ 34,000
Superintendencia de Industria y Comercio [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment of fine imposed							$ 25,000	$ 491